Discontinued Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

NOTE 13 — DISCONTINUED OPERATIONS

The following table presents the assets and liabilities, as of December 31, 2014 and 2013, of the components of the Company designated as discontinued operations as of December 31, 2014, including NABCO:

	December 31,
(Dollars in thousands)	2014	2013
Current assets:
Cash and cash equivalents	$1,032	$172
Trade accounts receivable, net	4,509	3,736
Inventory	11,349	10,345
Real estate owned, net	—	75
Other current assets	1,168	427
Total current assets of discontinued operations	$18,058	$14,755
Noncurrent assets:
Property and equipment, net	$328	$318
Intangible assets, net	1,615	2,708
Goodwill	17,780	17,780
Other noncurrent assets	240	171
Total noncurrent assets of discontinued operations	$19,963	$20,977
Current liabilities:
Trade payables	$2,864	$2,160
Line of credit	1,000	500
Long-term debt due within one year	3,900	3,600
Litigation reserve	145	2,012
Accounts payable and accrued liabilities	51	233
Unclaimed property	—	19
Other current liabilities	113	125
Total current liabilities of discontinued operations	$8,073	$8,649
Noncurrent liabilities:
Long-term debt	9,700	13,600
Repurchase reserve	5,500	6,500
Total noncurrent liabilities of discontinued operations	$15,200	$20,100

Significant assets and liabilities of discontinued operations include:

Trade accounts receivable, net consisted of the following as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Trade accounts receivable	$4,741	$3,952
Estimated sales returns and allowances	(197)	(169)
Allowance for doubtful accounts	(35)	(47)
Trade accounts receivable, net	$4,509	$3,736

As of December 31, 2014 and 2013, all of the trade receivables, totaling $4.7 million and $3.9 million, respectively, of NABCO were pledged as collateral to secure outstanding balances on its line of credit and term loans. The line of credit and terms loans were repaid, and the pledge released, in January 2015 in connection with the NABCO Sale. See Note 16—Subsequent Events for additional information about the NABCO Sale.

During each of the years ended December 31, 2014, 2013 and 2012, there were three customers that each represented 10% or more of consolidated operating revenues. In 2014, 2013 and 2012, these customers accounted for 48.9%, 43.4% and 40.3% of consolidated operating revenues, respectively, and represented 57.9% and 51.7% of trade accounts receivable as of December 31, 2014 and 2013, respectively.

Inventory consists of electrical components, primarily new electrical circuit breakers for use in commercial, industrial and residential applications. The following table presents the composition of NABCO’s inventory as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Finished goods	$11,374	$10,370
Valuation adjustment for damaged inventory	(25)	(25)
Total inventory	$11,349	$10,345

As of December 31, 2014 and 2013, all of NABCO’s inventory, totaling $11.4 million and $10.4 million, respectively, was pledged as collateral to secure outstanding balances on its line of credit and term loans. The line of credit and terms loans were repaid, and the pledge released, in January 2015 in connection with the NABCO Sale. See Note 16—Subsequent Events for additional information about the NABCO Sale.

NABCO’s goodwill and intangible assets, totaled $17.8 million and $1.6 million, respectively, as of December 31, 2014, and $17.8 million and $2.7 million, respectively, as of December 31, 2013. As of December 31, 2014, there had been no impairment charges on NABCO’s goodwill and intangible assets.

The following table presents the NABCO’s debt as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Line of credit	$1,000	$500

Long-term debt:
$8,000 term loan issued at par in September 2011 at a base rate plus 1.00%, due September 2016	$3,900	$5,700
$11,500 term loan issued at par in December 2013 at 5.0%, due December 2018	9,700	11,500
	13,600	17,200
Less: Principal due within one year	(3,900)	(3,600)
Long-term debt	$9,700	$13,600

Line of credit

Line of credit consists of NABCO’s $4.0 million asset-based revolving loan that is subject to a borrowing base. As of December 31, 2014 and 2013, outstanding borrowings on the revolving line of credit were $1.0 million and $0.5 million, respectively. As of December 31, 2014, available borrowing capacity under the revolving line of credit was $3.0 million. The line of credit has a variable interest rate based upon the lender’s base rate, which was 4.0% on December 31, 2014, and is secured by all of NABCO’s assets. Interest expense on the line of credit was $40 thousand, $80 thousand and $71 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

Term loans

Term loans include NABCO’s term loans that are subject to quarterly principal payments with balloon payments of any remaining principal balance due at maturity.  As of December 31, 2014, the interest rate on the variable rate term loan was 5.00%. In the event of default, the interest rates on both term loans increase by 5.00% per annum.  Interest expense on the term loans was $0.8 million, $0.3 million and $0.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Under the terms of the $11.5 million term loan, the Company has guaranteed $5.0 million of the loan should NABCO not meet its obligations under the loan agreement. As of December 31, 2014, all of NABCO’s trade accounts receivable and inventory, totaling $4.7 million and $11.4 million, respectively, were pledged under NABCO’s line of credit and term loans.

The guarantee and pledges were eliminated in January 2015 when the line of credit and term loans were repaid in connection with the NABCO Sale. See Note 16—Subsequent Events for additional information about the NABCO Sale.

Contractual maturities of long-term debt as of December 31, 2014 are as follows:

	Contractual Obligations - Payments Due By Period
(Dollars in thousands)	Less Than One Year	One to Three Years	Three to Five Years	More Than Five Years	Total
Term loans	$3,900	$7,400	$2,300	$—	$13,600

Repurchase reserve

SGGH maintains a repurchase reserve that represents estimated losses it may experience from repurchase claims, both known and unknown, based on claimed breaches of certain representations and warranties provided by FIL to counterparties that purchased residential real estate loans, predominantly from 2002 through 2007. Management estimates the likely range of the loan repurchase liability based on a number of factors, including, but not limited to, the timing of such claims relative to the loan origination date, the quality of the documentation supporting such claims, the number and involvement of cross-defendants, if any, related to such claims, and a time and expense estimate if a claim were to result in litigation. The estimate is based on currently available information and is subject to known and unknown uncertainties using multiple assumptions requiring significant judgment. Accordingly, actual results may vary significantly from the current estimate. Total outstanding repurchase claims as of December 31, 2014 were $101.7 million. Of the outstanding repurchase claims, there has been no communication or other action from the claimants:

—	for more than six years in the case of $64.8 million in claims, or 63.7% of total claims outstanding;
—	for more than four years, but less than six years, in the case of $36.0 million in claims, or 35.4% of total claims outstanding; and
—	for more than two years, but less than four years, in the case of $0.9 million in claims, or 0.9% of total claims outstanding.

There were no repurchase claims received or settled during the years ended December 31, 2014 and 2013. The repurchase reserve liability was $5.5 million and $6.5 million as of December 31, 2014 and 2013, respectively. Recoveries of allowance for repurchase reserves were $1.0 million in each of the years ended December 31, 2014, 2013 and 2012.

The following table presents the operating results, for the years ended December 31, 2014, 2013 and 2012, for the components of the Company designated as discontinued operations as of December 31, 2014:

	Year Ended December 31,
(Dollars in thousands, except per share amounts)	2014	2013	2012
Operating revenues:
Industrial Supply	$39,775	$36,897	$36,242
Fremont Legacy	39	886	588
Total operating revenues	39,814	37,783	36,830
Operating costs:
Cost of goods sold	25,268	23,427	22,713
Selling, general and administrative	6,510	6,953	9,247
Interest expense	905	591	1,162
Amortization of intangibles	1,074	1,588	2,346
Total operating costs	33,757	32,559	35,468
Operating profit	6,057	5,224	1,362
Other income (expense):
Recovery of allowance for repurchase reserve	1,000	1,000	1,000
Litigation settlement	1,500	—	—
Other, net	709	424	(195)
Total other income (expense)	3,209	1,424	805
Earnings from discontinued operations before income taxes	9,266	6,648	2,167
Income tax expense	3,706	2,497	867
Earnings from discontinued operations, net of income taxes	$5,560	$4,141	$1,300